THE HENNESSY
                                  FUNDS, INC.

                                  ------------

                               SEMIANNUAL REPORT
                               DECEMBER 31, 2001

                                [HENNESSY FUNDS LOGO]

                                 Hennessy Funds

                            THE HENNESSY FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                 (415) 899-1555
                                1 (800) 966-4354
                      Email: fundsinfo@hennessy-funds.com
                     Webpage: http://www.hennessy-funds.com
                   Hennessy Leveraged Dogs Fund Symbol: HDOGX
                      Hennessy Balanced Fund Symbol: HBFBX

                            THE HENNESSY FUNDS, INC.

                                                                    January 2002

Dear Shareholder:

Year 2001 has come to a close. It is hard to think about last year without reflecting on the tragic events of September 11, 2001. Everyone vividly remembers where he or she was on that fateful morning. September 11th has helped each American put things into perspective: that stock market returns are not as important as making time in our lives for our family and our friends. Though relatively less important, the performance of the Financial Markets over the last year does not do much to ease one's nerves. All of the major stock market indices were negative for a second year in a row, and the reality of a long drawn out war on terror hangs heavily with us all. The equity market was able to rebound from the fall off after September 11th, but it was not strong enough to overcome the negative trend started in the beginning of the year.

For the one-year period ended December 31, 2001, the Hennessy Balanced Fund was up 0.55% and the Hennessy Leveraged Dogs Fund was down -0.25%. During this period, both Funds significantly outperformed the S&P 500 Index and the Dow Jones Industrial Average, which returned -11.83% and -5.36%, respectively. This out performance is attributed to the investment in Short Term Government Securities and the investment in Dividend Yielding Stocks. Surprisingly, if you look at a shorter time period of June 30, 2001 to December 31, 2001, the Hennessy Funds were able to keep pace with the returns of the overall market. The Hennessy Balanced Fund was down -2.44%, and the Hennessy Leveraged Dogs Fund was down -4.16% compared to -5.55% for the S&P 500 Index and -3.65% for the Dow Jones Industrial Average. The enclosed semi-annual report of the Hennessy Balanced and Leveraged Dogs Funds provides the Funds' longer-term investment results as compared to these market benchmarks.

As you know, we are committed to our disciplined value-oriented investment strategies even in these uncertain times. We believe that this disciplined approach will help us, over time, produce respectable returns. I wish you a happy, healthy, and safe new year, and I thank you for continuing to choose Hennessy Funds as your investment partner.

Sincerely,

/s/ Neil Hennessy

Neil Hennessy
President & Portfolio Manager

Past performance is not an indication of future returns. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance returns assume all dividends and capital gains were reinvested in the Funds, and reflect a fee waiver in effect for the Hennessy Leveraged Dogs Fund. In the absence of such waiver, returns would be reduced. References to specific securities should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for additional portfolio information, including percentages of holdings.

The S&P 500 Index is an unmanaged capitalization-weighted index generally representative of the market for the stocks of large U.S. companies across the broad domestic economy. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.

The Funds may hold securities of foreign companies, which may involve volatility, as well as political, economic and currency risks.

Quasar Distributors, LLC, Distributor.

For use only when accompanied or preceded by a current prospectus.  01/02

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)
                                                                 HENNESSY
                                                    HENNESSY     LEVERAGED
                                                  BALANCED FUND  DOGS FUND
                                                  -------------  ---------
ASSETS:

Investments, at value (cost $15,643,383
  and $3,978,846 respectively)                     $15,536,677  $3,904,679
Receivable from Adviser                                     --      56,174

Dividends and interest receivable                      104,638       3,812
Other assets                                             3,308       4,572
                                                   ----------- -----------
   Total Assets                                     15,644,623   3,969,237
                                                   ----------- -----------
LIABILITIES:
Payable to Adviser                                       7,934          --
Payable to Custodian                                    13,053          --
Reverse repurchase agreement                                --     665,520
Accrued expenses and other payables                     38,614      22,480
                                                   ----------- -----------
   Total Liabilities                                    59,601     688,000
                                                   ----------- -----------
NET ASSETS                                         $15,585,022  $3,281,237
                                                   ----------- -----------
                                                   ----------- -----------
NET ASSETS CONSIST OF:
Capital stock                                      $15,815,597  $3,564,489
Accumulated undistributed net investment loss              (93)        (67)
Accumulated undistributed net realized
  losses on investments                               (123,776)   (209,018)
Unrealized net depreciation on investments            (106,706)    (74,167)
                                                   ----------- -----------
   Total Net Assets                                $15,585,022  $3,281,237
                                                   ----------- -----------
                                                   ----------- -----------

Shares authorized ($.0001 par value)               100,000,000 100,000,000
Shares issued and outstanding                        1,447,967     328,750
Net asset value, offering price and
  redemption price per share                        $    10.76   $    9.98
                                                   ----------- -----------
                                                   ----------- -----------

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                  HENNESSY
                                                      HENNESSY   LEVERAGED
                                                   BALANCED FUND DOGS FUND
                                                   ------------- ---------
INVESTMENT INCOME:
   Dividend income                                   $ 112,897   $  36,862
   Interest income                                     140,271      22,198
                                                     ---------   ---------
      Total investment income                          253,168      59,060
                                                     ---------   ---------
EXPENSES:
   Investment advisory fees                             45,752       9,532
   Administration fees                                  15,272      12,696
   Fund accounting fees                                 13,432      13,432
   Distribution fees                                    37,648      12,068
   Custody fees                                          2,208       3,496
   Federal and state registration fees                  10,304      11,776
   Professional fees                                    11,776       7,360
   Reports to shareholders                               2,944         736
   Directors' fees and expenses                          1,472       1,104
   Other                                                   184          --
                                                     ---------   ---------
   Total operating expenses before
     interest expense                                  140,992      72,200
   Interest expense                                         --      12,700
   Less, expense reimbursement                              --     (49,117)
                                                     ---------   ---------
      Net expenses                                     140,992      35,783
                                                     ---------   ---------
NET INVESTMENT INCOME                                  112,176      23,277
                                                     ---------   ---------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gains (losses) on investments          (16,630)      5,480
   Change in unrealized depreciation
     on investments                                   (437,776)   (158,054)
                                                     ---------   ---------
      Net loss on investments                         (454,406)   (152,574)
                                                     ---------   ---------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                          $(342,230)  $(129,297)
                                                     ---------   ---------
                                                     ---------   ---------

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                          HENNESSY BALANCED FUND              HENNESSY LEVERAGED DOGS FUND
                                    ----------------------------------     -----------------------------------
                                     SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                    DECEMBER 31, 2001    JUNE 30, 2001     DECEMBER 31, 2001     JUNE 30, 2001
                                    ------------------  ---------------    -----------------    --------------
                                       (UNAUDITED)                            (UNAUDITED)
OPERATIONS:
  Net investment income              $     112,176     $     368,861         $     23,277      $     67,321
  Net realized gains (losses)
    on investments                         (16,630)          561,225                5,480           128,990
  Change in unrealized appreciation
    (depreciation) on investments         (437,776)        1,196,379             (158,054)          466,687
                                       -----------       -----------           ----------        ----------
     Net increase (decrease)
        in net assets
    resulting from operations             (342,230)        2,126,465              (129,297)         662,998
                                       -----------       -----------           ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income              (112,544)        (369,626)               (23,083)         (67,701)
  From net realized gains                 (523,121)        (161,594)                   --                --
                                       -----------       -----------           ----------        ----------
                                          (635,665)        (531,220)               (23,083)         (67,701)
                                       -----------       -----------           ----------        ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares subscribed        1,426,778           970,641              397,249         1,419,145
     Shares issued to holders in
    reinvestment of dividends              631,286           526,972               22,055            65,739
  Cost of shares redeemed                 (732,329)       (3,935,484)            (110,550)       (2,340,297)
                                       -----------       -----------           ----------        ----------
     Net increase (decrease) in
       net assets resulting from
       capital share transactions        1,325,735        (2,437,871)             308,754          (855,413)
                                       -----------       -----------           ----------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            347,840          (842,626)             156,374          (260,116)

NET ASSETS:
  Beginning of period                   15,237,182        16,079,808            3,124,863         3,384,979
                                       -----------       -----------           ----------        ----------
  End of period                        $15,585,022       $15,237,182           $3,281,237        $3,124,863
                                       -----------       -----------           ----------        ----------
                                       -----------       -----------           ----------        ----------
     Undistributed net investment
    income (loss), end of period       $      (94)       $       275           $      (67)       $     (262)
                                       -----------       -----------           ----------        ----------
CHANGES IN SHARES OUTSTANDING:
  Shares sold                              130,260            86,739               39,707           140,958
    Shares issued to holders as
    reinvestment of dividends               58,416            47,988                2,275             6,720
  Shares redeemed                          (65,710)         (360,419)             (10,984)         (242,441)
                                       -----------       -----------           ----------        ----------
  Net increase (decrease)                  122,966          (225,692)              30,998           (94,763)
                                       -----------       -----------           ----------        ----------
                                       -----------       -----------           ----------        ----------


                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS


                                                                          HENNESSY BALANCED FUND
                                                   -------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     DECEMBER 31,                    YEAR ENDED JUNE 30,
                                                         2001            2001      2000      1999      1998      1997
                                                  -----------------      ----      ----      ----      ----      ----
                                                     (UNAUDITED)
PER SHARE DATA:
  Net asset value, beginning of period                   $11.50       $10.37    $12.56    $12.23    $11.67    $10.18
  Income from investment operations:
     Net investment income                                 0.08         0.27      0.28      0.28      0.29      0.23
          Net realized and unrealized gains
       (losses) on securities                             (0.36)        1.25     (1.53)     0.83      0.73      1.55
                                                         ------       ------    ------    ------    ------    ------
     Total from investment operations                     (0.28)        1.52     (1.25)     1.11      1.02      1.78
                                                         ------       ------    ------    ------    ------    ------
     Less Distributions:
     Dividends from net investment income                 (0.08)       (0.27)    (0.28)    (0.28)    (0.29)    (0.29)
     Dividends from realized capital gains                (0.38)       (0.12)    (0.66)    (0.50)    (0.17)       --
                                                         ------       ------    ------    ------    ------    ------
     Total distributions                                  (0.46)       (0.39)    (0.94)    (0.78)    (0.46)    (0.29)
                                                         ------       ------    ------    ------    ------    ------
  Net asset value, end of period                         $10.76       $11.50    $10.37    $12.56    $12.23    $11.67
                                                         ------       ------    ------    ------    ------    ------
                                                         ------       ------    ------    ------    ------    ------
TOTAL RETURN                                              (2.44%)      14.85%   (10.40%)    9.61%     8.80%    17.70%
SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                $15,585      $15,237   $16,080   $24,041   $23,496   $17,639
 Ratio of net expenses to average net assets:
    Before expense reimbursement                           1.85%        1.87%     1.61%     1.55%     2.39%     2.48%
    After expense reimbursement                            1.85%        1.87%     1.61%     1.55%     1.64%     1.90%
 Ratio of net investment income
   to average net assets:
    Before expense reimbursement                           1.47%        2.39%     2.36%     2.28%     1.69%     1.84%
    After expense reimbursement                            1.47%        2.39%     2.36%     2.28%     2.44%     2.41%
 Portfolio turnover rate                                  16.88%       46.91%    31.16%    28.92%    23.24%    20.01%


                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS


                                                                          HENNESSY LEVERAGED DOGS FUND
                                                        ----------------------------------------------------------------
                                                         SIX MONTHS ENDED                                JULY 29, 1998(1)<F1>
                                                           DECEMBER 30,         YEARS ENDED JUNE 30,           THROUGH
                                                               2001              2001          2000         JUNE 30, 1999
                                                        -----------------        ----          ----         --------------
                                                           (UNAUDITED)
PER SHARE DATA:
 Net asset value, beginning of period                        $ 10.49          $  8.62        $10.70             $10.00
 Income from investment operations:
    Net investment income                                       0.07             0.24          0.22               0.31
    Net realized and unrealized
      gains (losses) on securities                             (0.51)            1.87         (2.08)              0.70
                                                             -------          -------       -------            -------
    Total from investment operations                           (0.44)            2.11         (1.86)              1.01
 Less Distributions:
    Dividends from net investment income                       (0.07)           (0.24)        (0.22)             (0.31)
    Dividends from realized capital gains                         --               --            --                 --
                                                             -------          -------       -------            -------
    Total distributions                                        (0.07)           (0.24)        (0.22)             (0.31)
                                                             -------          -------       -------            -------
 Net asset value, end of period                              $  9.98           $10.49       $  8.62             $10.70
                                                             -------          -------       -------            -------
                                                             -------          -------       -------            -------
TOTAL RETURN                                                   (4.16%)(2)       24.66%       (17.50%)            10.28%(2)
                                                                     <F2>                                             <F2>
SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period                      $3,281           $3,125        $3,385             $5,422
 Ratio of net expenses to average net assets:
    Before expense reimbursement                                4.54%(3)(8)      4.54%(7)      2.76%(6)           4.35%(3)(4)
                                                                   <F3><F8>          <F7>          <F6>                  <F4>
    After expense reimbursement                                 1.45%(3)(8)      1.20%(7)      1.20%(6)             --%(3)(4)
                                                                   <F3><F8>          <F7>          <F6>              <F3><F4>
    Ratio of interest expense to average net assets             0.80%            1.52%         1.68%              1.17%
 Ratio of net investment income
   to average net assets:
    Before expense reimbursement                               (1.63%)(3)       (1.06%)        0.56%             (0.90%)(3)
                                                                     <F3>                                              <F3>
    After expense reimbursement                                 1.46%(3)         2.28%         2.12%              3.45%(3)
                                                                    <F3>                                              <F3>
 Portfolio turnover rate                                         5.07%          48.80%        33.58%                --%(5)
                                                                                                                       <F5>

(1)<F1>   Commencement of operations.

(2)<F2>   Not annualized.

(3)<F3>   Annualized.

(4)<F4> For the period ended June 30, 1999, the ratio of operating expenses to average net assets excludes interest expense. The ratio before and after expense reimbursement, including interest expense, would be 5.52% and 1.17%, respectively.

(5)<F5> For the period July 29, 1998 through June 30, 1999, there were no sales of securities other than short-term securities which are not factored into this calculation.

(6)<F6> For the period ended June 30, 2000 the ratio of operating expenses to average net assets excludes interest expense. The ratio before and after expense reimbursement, including interest expense, would be 4.44% and 2.88%, respectively.

(7)<F7> For the period ended June 30, 2001 the ratio of operating expenses to average net assets excludes interest expense. The ratio before and after expense reimbursement, including interest expense, would be 6.06% and 2.72%, respectively.

(8)<F8> For the period ended December 31, 2001 the ratio of operating expenses to average net assets excludes interest expense. The ratio before and after expense reimbursement, including interest expense, would be 5.34% and 2.25%, respectively.

                     See notes to the financial statements.

HENNESSY BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

  NUMBER
 OF SHARES                                                         VALUE
 ---------                                                         ------

             COMMON STOCKS -- 48.1%

             AEROSPACE AIRCRAFT -- 1.8%
     8,325   Honeywell International Inc.                        $   281,552
                                                                 -----------
             AUTOMOBILES & TRUCKS -- 4.6%
    14,650   General Motors Corporation                              711,990
                                                                 -----------
             BANK & BANK HOLDING COMPANY -- 4.2%
    17,875   J.P. Morgan Chase & Co.                                 649,756
                                                                 -----------
             CAPITAL GOODS -- 5.3%
    15,675   Caterpillar Inc.                                        819,019
                                                                 -----------
             CHEMICALS -- 4.8%
    17,600   E. I. du Pont de Nemours and Company                    748,176
                                                                 -----------
             CONSUMER DURABLES -- 3.5%
    18,625   Eastman Kodak Company                                   548,134
                                                                 -----------
             CONSUMER PRODUCTS -- 3.5%
     5,250   The Procter & Gamble Company                            415,433
     2,125   Merck & Co., Inc.                                       124,950
                                                                 -----------
                                                                     540,383
                                                                 -----------
             ENERGY -- 1.8%
     7,325   Exxon Mobil Corporation                                 287,872
                                                                 -----------
             FOOD, BEVERAGE & TOBACCO -- 4.6%
    15,825   Philip Morris Companies Inc.                            725,576
                                                                 -----------
             MANUFACTURING -- 2.1%
     2,800   Minnesota Mining and Manufacturing Company (3M)         330,988
                                                                 -----------
             PAPER & FOREST PRODUCTS -- 5.2%
    19,950   International Paper Company                             804,982
                                                                 -----------
             TELECOMMUNICATIONS -- 6.7%
    17,875   AT&T Corp.                                              324,253
     5,752   AT&T Wireless Services Inc.*<F9>                         82,656
    16,200   SBC Communications Inc.                                 634,554
                                                                 -----------
                                                                   1,041,463
                                                                 -----------
             TOTAL COMMON STOCKS (Cost $7,639,633)                 7,489,891
                                                                 -----------
 PRINCIPAL
  AMOUNT
 ---------
             SHORT-TERM INVESTMENTS -- 51.6%
             U.S. GOVERNMENT -- 48.8%

             U.S. Treasury Notes:
$1,197,000   6.50%, 3/31/02                                      $ 1,211,028
   864,000   6.375%, 4/30/02                                         877,162
 1,390,000   6.50%, 5/31/02                                        1,417,637
 1,111,000   6.25%, 6/30/02                                        1,136,257
   752,000   6.25%, 7/31/02                                          771,475
 1,484,000   6.25%, 8/31/02                                        1,526,723
   307,000   5.75%, 10/31/02                                         316,594
   335,000   5.625%, 11/30/02                                        345,979
                                                                 -----------
             TOTAL U.S. GOVERNMENT (Cost $7,559,819)               7,602,855
                                                                 -----------
             VARIABLE RATE DEMAND NOTES#<F10> -- 2.8%
   104,525   American Family Financial Services, Inc., 1.65%         104,525
   175,164   Wisconsin Corporation Central Credit Union, 1.60%       175,164
   164,242   Wisconsin Electric Power Company, 1.65%                 164,242
                                                                 -----------
             TOTAL VARIABLE RATE DEMAND NOTES (Cost $443,931)        443,931
                                                                 -----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $8,003,750)        8,046,786
                                                                 -----------
             TOTAL INVESTMENTS -- 99.7% (Cost $15,643,383)        15,536,677
                                                                 -----------
             Other Assets less Liabilities -- 0.3%                    48,345
                                                                 -----------
             NET ASSETS -- 100.0%                                $15,585,022
                                                                 -----------
                                                                 -----------

*<F9>     Non-income producing security.
#<F10>    Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2001.

                     See notes to the financial statements.

HENNESSY LEVERAGED DOGS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

  NUMBER
 OF SHARES                                                         VALUE
 ---------                                                         ------
             COMMON STOCKS -- 75.5%

             AEROSPACE AIRCRAFT -- 1.8%
     1,700   Honeywell International Inc.                        $     57,494
                                                                 ------------
             AUTOMOBILES & TRUCKS -- 7.3%
     4,900   General Motors Corporation                               238,140
                                                                 ------------
             BANK & BANK HOLDING COMPANY -- 6.0%
     5,400   J.P. Morgan Chase & Co.                                  196,290
                                                                 ------------
             CAPITAL GOODS -- 8.8%
     5,500   Caterpillar Inc.                                         287,375
                                                                 ------------
             CHEMICALS -- 7.8%
     6,050   E. I. du Pont de Nemours and Company                     257,186
                                                                 ------------
             CONSUMER DURABLES -- 5.6%
     6,225   Eastman Kodak Company                                    183,202
                                                                 ------------
             CONSUMER PRODUCTS -- 2.8%
     1,175   The Procter & Gamble Company                              92,978
                                                                 ------------
             ENERGY -- 1.5%
     1,225   Exxon Mobil Corporation                                   48,142
                                                                 ------------
             FOOD, BEVERAGE & TOBACCO -- 7.4%
     5,325   Philip Morris Companies Inc.                             244,151
                                                                 ------------
             MANUFACTURING -- 5.2%
     1,450   Minnesota Mining and Manufacturing Company (3M)          171,404
                                                                 ------------
             PAPER & FOREST PRODUCTS -- 8.5%
     6,950   International Paper Company                              280,433
                                                                 ------------
             TELECOMMUNICATIONS -- 12.8%
     9,450   AT&T Corp.                                               171,423
     3,041   AT&T Wireless Services Inc.*<F11>                         43,699
     5,250   SBC Communications Inc                                   205,642
                                                                 ------------
                                                                      420,764
                                                                 ------------
             TOTAL COMMON STOCKS (Cost $2,551,726)                  2,477,559
                                                                 ------------

 PRINCIPAL
  AMOUNT
 ---------
             SHORT-TERM INVESTMENTS -- 43.5%

             U.S. GOVERNMENT -- 35.0%
             U.S. Treasury Bills:
$1,152,000   1.74%, 02/28/2002+<F13>                             $  1,148,919
                                                                 ------------
             TOTAL U.S. GOVERNMENT (Cost $1,148,919)                1,148,919
                                                                 ------------
             VARIABLE RATE DEMAND NOTES#<F12> -- 8.5%
    77,871   American Family Financial Services, Inc., 1.65%           77,871
   109,139   Wisconsin Corporation Central Credit Union, 1.60%        109,139
    91,191   Wisconsin Electric Power Company, 1.65%                   91,191
                                                                 ------------
             TOTAL VARIABLE RATE DEMAND NOTES (Cost $278,201)         278,201
                                                                 ------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $1,427,120)         1,427,120
                                                                 ------------
             TOTAL INVESTMENTS -- 119.0% (Cost $3,978,846)          3,904,679
                                                                 ------------
             Liabilities, less Other Assets -- (19.0%)               (623,442)


                                                                 ------------
             NET ASSETS -- 100.0%                                $  3,281,237
                                                                 ------------
                                                                 ------------

*<F11>    Non-income producing security.
#<F12>    Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2001.
+<F13>    Collateral or partial collateral for securities sold subject to repurchase.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2001 (UNAUDITED)

1).  ORGANIZATION

  The Hennessy Funds, Inc., organized as a Maryland corporation on January 11, 1996, consists of two separate portfolios: The Hennessy Funds, Inc. -- Hennessy
Balanced Fund (the "Balanced Fund") and   The Hennessy Funds, Inc. -- Hennessy
Leveraged Dogs Fund (the "Leveraged Dogs Fund"). Both funds are open-end, non-diversified companies registered under the Investment Company Act of 1940, as amended. The investment objectives of The Hennessy Funds, Inc. are set forth below.

  The objectives of the Hennessy Balanced Fund are capital appreciation and current income. The investment strategy involves investing approximately one half of the portfolio's assets in Treasury Securities and the other half in the top ten dividend yielding stocks of the Dow Jones Industrial Average (the "DJIA"). Bi-monthly, the Balanced Fund will determine the ten highest yielding common stocks in the DJIA. All purchases of common stocks following such determination, until the next determination, will be of the ten highest yielding common stocks so determined. The Balanced Fund intends to hold any common stock purchased for approximately one year, including common stocks that are no longer one of the ten highest yielding common stocks in the DJIA.

  The Leveraged Dogs Fund's investment objective is to achieve total return that in the long run will exceed that of the DJIA. The investment strategy involves borrowing money for investment purposes, and investing approximately one half of the portfolio's assets, including proceeds from borrowing, in one-year Treasury Bills and the other half in the top ten dividend yielding stocks of the DJIA. Bi-monthly, the Leveraged Dogs Fund will determine the ten highest yielding common stocks in the DJIA. All purchases of common stocks following such determination, until the next determination, will be of the ten highest yielding common stocks so determined. The Leveraged Dogs Fund intends to hold any common stock purchased for approximately one year, including common stocks that are no longer one of the ten highest yielding common stocks in the DJIA.

2).  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a). Investment Valuation -- Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

b). Federal Income Taxes -- Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareowners and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of wash sales treatment for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.

c). Income and Expenses -- Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners -- Dividends from net investment income are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, will be declared at least annually. During the period ended December 31, 2001, the Balanced Fund paid capital gain dividends of $523,121 ($514,948 taxable as long-term capital gains and $8,173 taxable as short-term capital gains).

e). Security Transactions -- Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

3).  REVERSE REPURCHASE AGREEMENTS

  The Leveraged Dogs Fund has entered into reverse repurchase agreements with UBS PaineWebber, Inc., under which the Leveraged Dogs Fund sells securities and agrees to repurchase them at a mutually agreed upon price. For the period ended December 31, 2001, the average daily balance and average interest rate in effect for reverse repurchase agreements was $683,464 and 4.19%, respectively. At December 31, 2001, the interest rate in effect for the outstanding reverse repurchase agreement, scheduled to mature on February 28, 2002, is 2.25% and represented 16.66% of the Leveraged Dogs Fund's total assets.

4).  INVESTMENT TRANSACTIONS

  During the period ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                             HENNESSY              HENNESSY
                             BALANCED             LEVERAGED
                               FUND               DOGS FUND
                             --------             ---------

   Purchases               $1,578,694              $332,792
   Sales                   $1,230,626              $122,093

  The following balances for the Funds are as of December 31, 2001:

                             HENNESSY              HENNESSY
                             BALANCED             LEVERAGED
                               FUND               DOGS FUND
                             --------             ---------
   Cost for federal
     income tax purposes  $15,643,383             $3,978,846
   Net tax unrealized
     depreciation            (106,706)               (74,167)
   Tax basis gross
     unrealized
     appreciation             856,815                230,177
   Tax basis gross
     unrealized
     depreciation            (963,521)              (304,344)

  At December 31, 2001, the Leveraged Dogs Fund had tax basis capital losses of $168,930, which may be carried over to offset future capital gains. Such losses expire June 30, 2008 through June 30, 2009.

5).  INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

  The Balanced Fund has entered into an investment advisory agreement with The Hennessy Management Co., L.P. (the "Balanced Fund Advisor"). The Balanced Fund Advisor is a California limited partnership organized on October 24, 1995, for the purpose of becoming the Balanced Fund's investment advisor. The Leveraged Dogs Fund has entered into an investment advisory agreement with The Hennessy Management Co. 2, L.P. (the "Leveraged Dogs Fund Advisor"). The Leveraged Dogs Advisor is a California limited partnership organized on February 2, 1998, for the purpose of becoming the Leveraged Dogs Fund's investment advisor. The general partner of both Advisors is Hennessy Advisors, Inc. ("Hennessy"). Hennessy is a registered investment advisor and during the period ending December 31, 2001 was a registered broker-dealer. Hennessy was organized in 1989 and is controlled by Neil J. Hennessy, who is a director and the president of Hennessy.

  Pursuant to the Advisory Agreements, the Balanced Fund Advisor and Leveraged Dogs Fund Advisor are entitled to receive a fee, calculated daily and payable monthly, at an annual rate not to exceed 0.60% of each Funds' average daily net assets.

  The Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of Fund shares at an annual rate not to exceed 0.25% of each Fund's average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

  For the period ended December 31, 2001, the investment advisor to the Leveraged Dogs Fund reimbursed the Leveraged Dogs Fund to the extent necessary to insure that "Other Expenses" less "Interest Expense" did not exceed 0.35% and "Total Annual Fund Operating Expenses" less "Interest Expense" did not exceed 1.95%.

  U.S. Bank, N.A. serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC serves as transfer agent, dividend disbursing agent, administrator and accounting services agent for the Funds.

  INVESTMENT ADVISORS
   The Hennessy Management Co., L.P.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945

   The Hennessy Management Co. 2, L.P.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
   U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

CUSTODIAN
   U.S. Bank, N.A.
   425 Walnut Street
   Cincinnati, OH  45202

DIRECTORS
   Neil J. Hennessy
   Brian A. Hennessy
   Robert T. Doyle
   Rodger D. Offenbach
   J. Dennis DeSousa

COUNSEL
   Foley & Lardner
   777 East Wisconsin Avenue
   Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
   KPMG LLP
   303 East Wacker Drive
   Chicago, Illinois 60601

DISTRIBUTOR
   Quasar Distributors, LLC
   615 East Michigan Street
   Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.